MFS Growth Allocation Fund (Prospectus Summary) | MFS Growth Allocation Fund
Summary of Key Information
Investment Objective
The investment objective of the fund is to seek a high level of total return consistent with a greater than moderate level of risk relative to the other MFS

Asset Allocation Funds.

Fees and Expenses
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund.

The annual fund operating expenses are based on expenses reported during the fund's most recently completed fiscal year and a weighted average of the total annual operating expenses (as reported in each underlying fund's most recent shareholder report) of, and the fee charged by (if any), the underlying funds in which the fund invested during the fund's most recently completed fiscal year,

expressed as a percentage of the fund's average net assets during the period.

They have been adjusted to reflect certain current fee arrangements.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.

More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers or Reductions" on

page 11 of the fund's prospectus and "Waivers of Sales Charges" on page I-20 of the fund's statement of additional information Part I.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees MFS Growth Allocation Fund	A		B	C	I	529A	529B	529C	R1	R2	R3	R4
Shareholder Fees, Column Name
A

B AND 529B

C AND 529C

I

529A

B AND 529B

C AND 529C

ALL R

ALL R

ALL R

ALL R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none	none	5.75%	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none	none	4.00%	1.00%	none	none	none	none
[1]	On shares purchased without an initial sales charge and redeemed within 24 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses MFS Growth Allocation Fund		A	B	C	I	529A	529B	529C	R1	R2	R3	R4
Operating Expenses, Column Name
A

B

C

I

529A

529B

529C

R1

R2

R3

R4

Management Fee		none	none	none	none	none	none	none	none	none	none	none
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	0.25%	1.00%	1.00%	1.00%	0.50%	0.25%	none
Other Expenses		0.05%	0.05%	0.05%	0.05%	0.15%	0.15%	0.15%	0.05%	0.05%	0.05%	0.05%
Acquired (Underlying) Fund Fees and Expenses		0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%
Total Annual Fund Operating Expenses		1.18%	1.93%	1.93%	0.93%	1.28%	2.03%	2.03%	1.93%	1.43%	1.18%	0.93%
Fee Reductions and/or Expense Reimbursements	[1]	none	none	none	none	(0.05%)	(0.05%)	(0.05%)	none	none	none	none
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		1.18%	1.93%	1.93%	0.93%	1.23%	1.98%	1.98%	1.93%	1.43%	1.18%	0.93%
[1]	The fund's distributor, MFS Fund Distributors, Inc. ("MFD"), has agreed in writing to waive the program management fee for each of the fund's Class 529A, Class 529B, and Class 529C shares to 0.05% of the fund's average daily net assets attributable to each share class annually. This written agreement will expire on September 30, 2012, unless MFD elects to extend the waiver.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund's operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example MFS Growth Allocation Fund (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A
Class A Shares
		688	928	1,187	1,924
B
Class B Shares assuming redemption at end of period
		596	906	1,242	2,059
C
Class C Shares assuming redemption at end of period
		296	606	1,042	2,254
I
Class I Shares
		95	296	515	1,143
529A
Class 529A Shares
		693	953	1,232	2,027
529B
Class 529B Shares assuming redemption at end of period
		601	932	1,289	2,162
529C
Class 529C Shares assuming redemption at end of period
		301	632	1,089	2,354
R1
Class R1 Shares
		196	606	1,042	2,254
R2
Class R2 Shares
		146	452	782	1,713
R3
Class R3 Shares
		120	375	649	1,432
R4
Class R4 Shares
		95	296	515	1,143

Expense Example, No Redemption MFS Growth Allocation Fund (USD $)	Expense Example, No Redemption, By Year, Column Name	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
B
Class B Shares assuming no redemption at end of period
		196	606	1,042	2,059
C
Class C Shares assuming no redemption at end of period
		196	606	1,042	2,254
529B
Class 529B Shares assuming no redemption at end period
		201	632	1,089	2,162
529C
Class 529C Shares assuming no redemption at end of period
		201	632	1,089	2,354

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in

"Annual Fund Operating Expenses" or in the "Example," affect the fund's performance.  During the most recent fiscal year, the fund's portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies
The fund is designed to provide diversification among different asset classes by investing the majority of its assets in other mutual funds advised by MFS

(Massachusetts Financial Services Company, the fund's investment adviser),

referred to as underlying funds. The underlying funds are selected following a two stage asset allocation process. The first stage is a strategic asset allocation to determine the percentage of the fund's assets to be invested in the general asset classes of Bond Funds, International Stock Funds, and U.S.

Stock Funds, as well as an allocation to underlying funds that have less traditional investment strategies that MFS believes provide diversification benefits when added to a portfolio consisting of stock and bond funds (referred to as Specialty Funds). The second stage involves the actual selection of underlying funds to represent the asset classes based on underlying fund classifications, historical risk, performance, and other factors. Within the stock fund allocations, MFS seeks to diversify globally (by including domestic and international underlying funds), in terms of market capitalization (by including large, mid, and small capitalization underlying funds), and by style

(by including both growth and value underlying funds). Within the bond fund allocation, MFS includes underlying funds with varying degrees of interest rate and credit exposure.

As of September 28, 2011, the fund's target allocation among asset classes and the underlying funds was:

Bond Funds:                            20%

MFS Emerging Markets Debt Fund          3%

MFS Global Bond Fund                    4%

MFS High Income Fund                    5%

MFS Inflation-Adjusted Bond Fund        5%

MFS Research Bond Fund                  3%

Specialty Funds:                        8%

MFS Absolute Return Fund                1%

MFS Commodity Strategy Fund             4%

MFS Global Real Estate Fund             3%

International Stock Funds:             20%

MFS Emerging Markets Equity Fund        1%

MFS International Growth Fund           5%

MFS International New Discovery Fund    2%

MFS International Value Fund            5%

MFS Research International Fund         7%

U.S. Stock Funds:                      52%

MFS Growth Fund                        11%

MFS Mid Cap Growth Fund                 9%

MFS Mid Cap Value Fund                  9%

MFS New Discovery Fund                  2%

MFS New Discovery Value Fund            2%

MFS Research Fund                       8%

MFS Value Fund                         11%

Principal Risks
As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance

Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political,

regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector,

industry or geographic region, or the market in general.

Foreign and Emerging Markets Risk:  Exposure to foreign markets, especially emerging markets, through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the

U.S. market. Emerging markets can have less developed markets and less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions, and a decline in the value of a foreign currency versus the

U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Interest Rate Risk:  The price of a debt instrument falls when interest rates rise and rises when interest rates fall. Instruments with longer maturities, or that do not pay current interest, are more sensitive to interest rate changes.

Credit Risk:  The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer,

borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Lower quality debt instruments (commonly referred to as "high yield securities"

or "junk bonds") can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Lower quality debt instruments are regarded as having predominantly speculative characteristics. Lower quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

Prepayment/Extension Risk:  Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument's holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Inflation-Adjusting Risk:  Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income can both decline.

Municipal Risk:  The price of a municipal instrument can be volatile and significantly affected by adverse tax or court rulings, legislative or political changes, changes in specific or general market and economic conditions, and the financial condition of municipal issuers and insurers. Because many municipal instruments are issued to finance similar projects, conditions in these industries can significantly affect the fund and the overall municipal market.

Commodity Risk:  The value of commodities may be more volatile than the value of equity securities or debt instruments and their value may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. The price of a commodity may be affected by demand/supply imbalances in the market for the commodity.

Real Estate-Related Investment Risk: The risks of investing in real estate-related securities include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates; property tax rates, zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors.  The securities of smaller real estate-related issuers can be more volatile, less liquid, and have more limited financial resources than securities of larger issuers.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives' original cost.  Derivatives can involve leverage.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Investment Selection and Allocation Risk:  MFS' analysis of an investment and its assessment of the mix of general risk and return characteristics of asset classes and underlying funds can be incorrect and can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or funds that invest in similar asset classes.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Performance Information
The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time and how the fund's performance over time compares with that of a broad measure of market performance and one or more other measures of performance for markets in which the fund may invest.

The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund's shares.

If these sales charges were included, they would reduce the returns shown.

Class A Bar Chart.

The total return for the six-month period ended June 30, 2011 was 5.10%. During the period(s) shown in the bar chart, the highest quarterly return was 17.14%

(for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (20.20)% (for the calendar quarter ended December 31, 2008).

Performance Table.
Average Annual Total Returns (for the Periods Ended December 31, 2010)
Average Annual Total Returns MFS Growth Allocation Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
A	A Shares Returns Before Taxes		10.00%	3.19%	6.22%	Jun. 28, 2002
B	B Shares Returns Before Taxes		11.94%	3.37%	6.28%	Jun. 28, 2002
C	C Shares Returns Before Taxes		14.97%	3.72%	6.24%	Jun. 28, 2002
I	I Shares Returns Before Taxes		17.04%	4.74%	7.30%	Jun. 28, 2002
529A	529A Shares Returns Before Taxes		9.87%	3.01%	6.00%	Jun. 28, 2002
529B	529B Shares Returns Before Taxes		11.69%	3.17%	6.06%	Jun. 28, 2002
529C	529C Shares Returns Before Taxes		14.79%	3.54%	6.04%	Jun. 28, 2002
R1	R1 Shares Returns Before Taxes		15.82%	3.66%	6.14%	Jun. 28, 2002
R2	R2 Shares Returns Before Taxes		16.52%	4.16%	6.62%	Jun. 28, 2002
R3	R3 Shares Returns Before Taxes		16.76%	4.42%	6.94%	Jun. 28, 2002
R4	R4 Shares Returns Before Taxes		17.08%	4.72%	7.25%	Jun. 28, 2002
After Taxes on Distributions A	A Shares Returns After Taxes on Distributions		9.49%	2.35%	5.53%	Jun. 28, 2002
After Taxes on Distributions and Sales A	A Shares Returns After Taxes on Distributions and Sale of Fund Shares		6.67%	2.41%	5.13%	Jun. 28, 2002
Standard & Poor’s 500 Stock Index	Index Comparisons (Reflects no deduction for fees, expenses or taxes) Standard & Poor's 500 Stock Index		15.06%	2.29%	4.88%	Jun. 28, 2002
MFS Growth Allocation Fund Blended Index	Index Comparisons (Reflects no deduction for fees, expenses or taxes) MFS Growth Allocation Fund Blended Index	[1]	12.84%	3.59%	6.01%	Jun. 28, 2002
[1]	The MFS Growth Allocation Fund Blended Index was composed at period end of the following amounts of the following indices: Standard & Poor's 500 Stock Index (52%); Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far East) Index (20%); The Dow Jones-UBS Commodity Index (4%); FTSE EPRA/NAREIT Developed Real Estate Index (3%); and Barclays Capital U.S. Aggregate Bond Index (21%).

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as

401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund's classes of shares, and after-tax returns for the fund's other classes of shares will vary from the returns shown.